Shareholders' equity (Schedule of Status of RSU) (Details) - R S U	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Outstanding at the beginning of the year | shares	638,160
Granted | shares	457,645
Vested | shares	(237,298)
Forfeited | shares	(80,347)
Outstanding at the end of the year | shares	778,160
Weighted-average grant date fair value
Outstanding at the beginning of the year | $ / shares	$ 78.89
Granted | $ / shares	262.83
Vested | $ / shares	114.67
Forfeited | $ / shares	147.07
Outstanding at the end of the year | $ / shares	$ 169.07